OPERATING CONTEXT - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Shareholding over fifty percent of the voting stock
Operational Context [Line Items]
Percentage of voting stock controlled by shareholders	50.00%
Minimum shareholding term	120 days
Tender offer price as percentage of highest quotation of common shares	200.00%
Number of simplified procurements	504
Shareholding over thirty percent of the voting stock
Operational Context [Line Items]
Percentage of voting stock controlled by shareholders	30.00%
Minimum shareholding term	120 days
Tender offer price as percentage of highest quotation of common shares	100.00%
Number of simplified procurements	504